Lisanti Small Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
1
Shares Security Description Value
Common Stock - 97.1%
Communication Services - 2.2%
7,970 EverQuote, Inc., Class A
(a)
$ 208,734
10,280 Magnite, Inc.
(a)
117,295
4,100 QuinStreet, Inc.
(a)
73,144
399,173
Consumer Discretionary - 16.4%
2,045 Boot Barn Holdings, Inc.
(a)
219,694
1,535 Cava Group, Inc.
(a)
132,639
28,570 Genius Sports, Ltd.
(a)
285,986
540 Grand Canyon Education, Inc.
(a)
93,431
9,435 Life Time Group Holdings, Inc.
(a)
284,937
750 Modine Manufacturing Co.
(a)
57,563
16,905 National Vision Holdings, Inc.
(a)
216,046
2,685 Ollie's Bargain Outlet Holdings,
Inc.
(a)
312,427
2,605 Planet Fitness, Inc., Class A
(a)
251,669
515 RH
(a)
120,721
3,540 Somnigroup International, Inc. 211,975
12,615 Sportradar Group AG
(a)
272,736
2,185 Stride, Inc.
(a)
276,403
970 Texas Roadhouse, Inc. 161,631
2,820 The Cheesecake Factory, Inc. 137,221
3,035,079
Consumer Staples - 2.5%
4,815 The Chefs' Warehouse, Inc.
(a)
262,225
6,905 United Natural Foods, Inc.
(a)
189,128
451,353
Energy - 0.6%
13,680 Patterson-UTI Energy, Inc. 112,450
Financials - 10.4%
860 Euronet Worldwide, Inc.
(a)
91,891
795 FirstCash Holdings, Inc. 95,654
2,405 NBT Bancorp, Inc. 103,174
3,245 Palomar Holdings, Inc.
(a)
444,824
7,180 Paymentus Holdings, Inc.
(a)
187,398
1,000 Piper Sandler Cos. 247,660
4,630 Skyward Specialty Insurance
Group, Inc.
(a)
245,020
1,410 Texas Capital Bancshares, Inc.
(a)
105,327
3,620 The Bancorp, Inc.
(a)
191,281
2,720 Western Alliance Bancorp. 208,978
1,921,207
Health-Care - 29.6%
19,140 ADMA Biologics, Inc.
(a)
379,738
20,195 Alphatec Holdings, Inc.
(a)
204,777
5,625 ANI Pharmaceuticals, Inc.
(a)
376,594
14,125 ARS Pharmaceuticals, Inc.
(a)
177,692
Shares Security Description Value
Health-Care - 29.6% (continued)
1,890 Axsome Therapeutics, Inc.
(a)
$ 220,431
23,500 BrightSpring Health Services, Inc.
(a)
425,115
6,000 Corcept Therapeutics, Inc.
(a)
685,320
1,585 Doximity, Inc.
(a)
91,978
2,205 GeneDx Holdings Corp.
(a)
195,286
1,990 Guardant Health, Inc.
(a)
84,774
995 HealthEquity, Inc.
(a)
87,928
1,705 Krystal Biotech, Inc.
(a)
307,411
3,100 Lantheus Holdings, Inc.
(a)
302,560
1,805 LENZ Therapeutics, Inc.
(a)
46,407
2,750 Ligand Pharmaceuticals, Inc.
(a)
289,135
1,745 Masimo Corp.
(a)
290,717
2,380 Merit Medical Systems, Inc.
(a)
251,590
2,970 Phreesia, Inc.
(a)
75,913
12,405 SI-BONE, Inc.
(a)
174,042
1,350 Soleno Therapeutics, Inc.
(a)
96,457
3,760 Summit Therapeutics, Inc.
(a)
72,530
5,315 Tarsus Pharmaceuticals, Inc.
(a)
273,032
1,625 TransMedics Group, Inc.
(a)
109,330
18,895 Treace Medical Concepts, Inc.
(a)
158,529
2,085 Vericel Corp.
(a)
93,033
5,470,319
Industrials - 17.2%
615 Applied Industrial Technologies,
Inc. 138,584
3,135 Casella Waste Systems, Inc.
(a)
349,584
3,680 Construction Partners, Inc.,
Class A
(a)
264,481
1,740 Huron Consulting Group, Inc.
(a)
249,603
2,070 JBT Marel Corp. 252,954
10,545 Kratos Defense & Security
Solutions, Inc.
(a)
313,081
1,315 MasTec, Inc.
(a)
153,474
4,265 Mercury Systems, Inc.
(a)
183,779
4,470 NEXTracker, Inc., Class A
(a)
188,366
845 RBC Bearings, Inc.
(a)
271,896
2,845 REV Group, Inc. 89,902
6,415 UL Solutions, Inc., Class A 361,806
2,315 VSE Corp. 277,777
3,535 Xometry, Inc., Class A
(a)
88,092
3,183,379
Information Technology - 15.6%
15,705 ADTRAN Holdings, Inc.
(a)
136,948
4,455 Allegro MicroSystems, Inc.
(a)
111,954
7,000 Clearwater Analytics Holdings,
Inc.
(a)
187,600
2,305 Commvault Systems, Inc.
(a)
363,637

Lisanti Small Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
2
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2025.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized
as Level 2 in the hierarchy. Municipal securities, long-term U.S.
government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE
FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN
SECURITY TYPES INVESTED BY THE FUND.
Shares Security Description Value
Information Technology - 15.6% (continued)
320 Credo Technology Group Holding,
Ltd.
(a)
$ 12,851
12,815 Extreme Networks, Inc.
(a)
169,542
10,995 Freshworks, Inc.
(a)
155,139
1,125 Guidewire Software, Inc.
(a)
210,780
5,655 JFrog, Ltd.
(a)
180,960
6,635 Klaviyo, Inc., Class A
(a)
200,775
2,370 Lumentum Holdings, Inc.
(a)
147,746
3,710 PAR Technology Corp.
(a)
227,571
24,585 Powerfleet, Inc. NJ
(a)
134,972
3,605 Q2 Holdings, Inc.
(a)
288,436
3,890 Rambus, Inc.
(a)
201,405
585 SiTime Corp.
(a)
89,429
4,330 Zeta Global Holdings Corp.,
Class A
(a)
58,715
2,878,460
Materials - 2.6%
1,085 Carpenter Technology Corp. 196,580
1,175 Knife River Corp.
(a)
105,997
7,245 MP Materials Corp.
(a)
176,850
479,427
Total Common Stock (Cost $18,088,640) 17,930,847
Shares Security Description Value
Money Market Fund - 4.4%
802,180 First American Treasury
Obligations Fund,
Class X, 4.26%
(b)
(Cost $802,180) 802,180
Investments, at value - 101.5% (Cost
$18,890,820) $ 18,733,027
Other Assets & Liabilities, Net - (1.5)% (269,088)
Net Assets - 100.0% $ 18,463,939
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of March
31, 2025.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 18,733,027
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 18,733,027